COMMITMENTS (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Statement [Line Items]
Minimum Rental And Lease Payments	$ 5,438	$ 4,544
Not later than one year [member]
Statement [Line Items]
Minimum Rental And Lease Payments	724	180
1-5 years [member]
Statement [Line Items]
Minimum Rental And Lease Payments	1,599	1,052
Later than five years [member]
Statement [Line Items]
Minimum Rental And Lease Payments	$ 3,115	$ 3,312